Description of Business and Nature of Operations	12 Months Ended
Dec. 31, 2021
Corporate Information and Statement of IFRS Compliance [Abstract]
Description of Business and Nature of Operations	Description of Business and Nature of Operations
Nomad was incorporated on February 20, 1961 in British Columbia, Canada and has been continued as a federal corporation under the provisions of the Canada Business Corporations Act (the “Continuance”) on December 20, 2019. Prior to the Continuance, the Company was subject to the Business Corporations Act (British Columbia).
The Company's head and registered office is located at 1275 Avenue des Canadiens-de-Montreal, Suite 500, Montreal, Québec, Canada H3B 0G4.
On May 25, 2020, the Company changed its name from “Guerrero Ventures Inc.” to “Nomad Royalty Company Ltd.”. On May 27, 2020, Nomad completed a reverse take-over (the “RTO”) comprised of two related vend in agreements as well as a concurrent private placement of subscription receipts (the “Transactions”) (see Note 10). The Company had no active operations until the Transactions, which fundamentally changed the Company’s business. The RTO involved the acquisition by the Company of stream and gold loan assets from Orion Mine Finance Fund II LP, Orion Mine Finance Fund III LP and OMF Fund II (Li) LP (collectively, the “Orion Group”). Since the closing of the RTO, Orion Mine Finance Fund II LP and Orion Mine Finance Fund III LP are collectively the Company's majority shareholder.
Since completion of the Transactions, Nomad is a precious metal royalty and streaming company that purchases rights to a certain percentage of the gold or silver produced from a mine, typically for the life of the mine. Nomad owns a portfolio of 22 royalty, stream and other assets, of which 8 are on currently producing mines.
On May 29, 2020 and on August 31, 2021, Nomad’s common shares commenced trading respectively on the Toronto Stock Exchange (the “TSX”) and on the New York Stock Exchange (the “NYSE”) under the symbol “NSR”. Nomad's common shares are also quoted for trading on the Frankfurt Stock Exchange under the symbol “IRLB”.